Equity (Details) - Schedule of Stock Option Activity	9 Months Ended
Sep. 30, 2023 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Number of Options, Options outstanding | shares	1,619,559
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 27.62
Number of Options, Granted | shares	54,632
Weighted Average Exercise Price, Granted | $ / shares	$ 14.54
Number of Options, Exercised | shares	(2,549)
Weighted Average Exercise Price, Exercised | $ / shares	$ 3.56
Number of Options, Forfeited | shares	(312,921)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 55.29
Number of Options, Options outstanding | shares	1,358,721
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 21.03
Number of Options, Options exercisable | shares	1,003,935
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 22.41